PREMIER STATE MUNICIPAL BOND FUND, OREGON SERIES
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Premier State Municipal Bond Fund, Oregon Series. For its semi-annual reporting period ended October 31, 1995, your Series' Class A and Class B shares produced total returns of 5.58% and 5.32%, respectively.* Tax-free income dividends of approximately $.335 per share for Class A shares and $.302 per share for Class B shares were paid.** This amounts to an annualized tax-free distribution rate per share of 4.76% for Class A shares and 4.48% for Class B shares.***
THE ECONOMY
    Concerns about lagging economic growth prompted the Federal Reserve Board to ease the Fed Funds rate in July. The bond market has been well ahead of the Federal Reserve in perceiving that inflation was under control. Long-term interest rates have fallen for nearly 12 months and, accordingly, bond investors have enjoyed significant price appreciation. Economic indicators remain mixed, some causing concern about possible recession, while others point toward continued expansion.
    During times of business uncertainty, attention often shifts to the consumer sector of the economy, particularly regarding the consumer's ability to spend. There are some indications that consumers are being pinched. There is little doubt that the economic recovery has been productivity-driven. That is, corporations have succeeded in paring expenses from their cost of doing business. With this reduction in overhead, bottom line profits have grown dramatically. Yet little of this corporate prosperity has spilled over into the consumer sector of the economy. Wages and salaries grew less than 3% over the past year, barely keeping pace with inflation. An additional consumer concern, new job creation, is at the slowest pace of the post-World War II era. Recent retail sales reports were the weakest since June 1991, when the economy was in recession. Also, there is worry that the coming holiday season will be a poor one for retailers, since debt-burdened consumers may spend cautiously.
    Yet, we believe there are also significant signs of continued growth. Despite indications of a potential slowdown in consumer spending, measures of consumer confidence remain high. Business capital spending and home-building activity have continued, providing substantial fuel for economic growth. Business investment in durable equipment, when calculated as a percentage of Gross Domestic Product (GDP), is at a 35-year high with no sign of a letup. No wonder industrial production is booming! And while job and wage growth is slow, the index of hours worked (a key determinant of GDP growth and income generation) is rising. Providing additional confidence is the fact that the four-and-a-half-year recovery has been well balanced: corporate debt issuance has been moderate and the banking system is not overstretched.
    We are encouraged by the Federal Reserve's successful handling of several crises (Mexico, derivatives, Japanese banking), any one of which could have threatened the monetary system in the U.S. and/or abroad.
MARKET ENVIRONMENT
    The municipal bond market recovered strongly in 1995 as long-term interest rates fell. If economic conditions remain sluggish and Congress is able to arrive at an acceptable budget accord, there may be a good chance that the Fed will ease further. We believe this indicates a favorable outlook for bond markets in general, particularly with inflation under control. But inflation can only go so low, and we are wary that the bond market's strength may be counting too much on continued improvement on the price front. Thus, while we remain confident in this market environment, we are alert to the stimulatory effect of easing monetary policy and are watchful for any signs of rekindling inflation. Our primary task -to maximize current income exempt from Federal and Oregon State personal income taxes to the extent consistent with the preservation of capital - continues to guide our portfolio management decisions.
    While the municipal market and the Series have performed very well this year, results for municipal securities have been trailing other fixed income markets. Concerns about tax reform may be limiting investor enthusiasm for tax exempt securities. Since April, when serious tax reform proposals began to surface, the municipal rally has lagged, resulting in an increase in municipal yields as a percentage of comparable taxable bond yields. Today, long-term municipal bonds are yielding nearly 90% of U.S. Treasuries, which is a greater yield ratio than existed before the onset of talk about tax reform. While it could be years before an actual change in the tax code is adopted, the market's reaction so early in the proposal cycle suggests to us that the ultimate legislation, if any, may have a less radical effect on the market than feared.
THE PORTFOLIO
    During the reporting period, the sector composition of the portfolio remained relatively unchanged. Emphasis was placed on purchasing discount coupon bonds in a market environment which offered a limited number of new issues. These efforts were rewarded as the market continued to inch higher. The total return of each Class was further enhanced by additional price appreciation realized on existing holdings.
    The high level of volatility exhibited by the market in recent years underscores the need to maintain a disciplined and long-term focus. Solid market performance thus far in 1995 has rewarded the patient investor.
    Included in this report is a series of detailed statements about your Series' holdings and its financial condition. We hope they are informative. THE REORGANIZATION
    As you know, a special meeting of shareholders of the Premier State Municipal Bond Fund, Oregon Series was held on November 15, 1995. At this meeting, shareholders of the Oregon Series approved an Agreement and Plan of Reorganization whereby the Oregon Series will transfer all or substantially all of its assets, subject to liabilities, attributable to its Class A and Class B shares to the Premier Municipal Bond Fund in a tax-free exchange for corresponding Class A and Class B shares of the Premier Municipal Bond Fund (the "Exchange"). The Exchange is expected to occur on December 1, 1995, at which time shareholders of the Oregon Series will become shareholders of the Premier Municipal Bond Fund, and the Oregon Series will be terminated.
    We would like to thank you for your participation in the Oregon Series and for your confidence in The Dreyfus Corporation.
                          Very truly yours,
                         (Richard J. Moynihan signature logo)
                          Richard J. Moynihan
                          Director, Municipal Portfolio Management
November 16, 1995
New York, N.Y.
*Total return includes reinvestment of dividends and any capital gains paid, without taking into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B shares.
**Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders. Income may be subject to state and local taxes for non-Oregon residents.
***Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the maximum offering price per share in the case of Class A shares or net asset value per share in the case of Class B shares at the end of the period.


PREMIER STATE MUNICIPAL BOND FUND, OREGON SERIES
STATEMENT OF INVESTMENTS                                                                       OCTOBER 31, 1995 (UNAUDITED)
                                                                                               PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS-98.9%                                                          AMOUNT              VALUE
                                                                                          -----------------  ---------------
OREGON-87.7%
Beaverton, Water Revenue 6.125%, 6/1/2014 (Insured; FSA)....................                     $   200,000     $   208,368
Clackamas County School District 6.15%, 6/1/2014 (Insured; AMBAC)...........                         200,000         210,724
Douglas County Hospital Facility Authority, Revenue, Refunding
    (Health Facilities-Catholic Health) 6%, 11/15/2015 (Insured; MBIA)......                         200,000         206,764
Eugene, Electric Utility Revenue 5.80%, 8/1/2019............................                         200,000         201,172
Multnomah County, Revenue 6.10%, 10/1/2014..................................                         200,000         208,142
State of Oregon, Department of Transportation, Revenue, Regional Light Rail
Fund
    (Westside Project) 6.25%, 6/1/2009 (Insured; MBIA)......................                         200,000         216,156
State of Oregon, Elderly and Disabled Housing 6.10%, 8/1/2015...............                         200,000         210,202
State of Oregon, Veterans Welfare 5.55%, 4/1/2010...........................                         200,000         200,596
Oregon Health, Housing, Educational and Cultural Facilities Authority,
    Refunding (Lewis and Clark College Project) 6.125%, 10/1/2024 (Insured; MBIA)                    200,000         208,728
Oregon Higher Education Building 6%, 12/1/2015..............................                         200,000         206,086
Oregon Housing and Community Services Department, SFMR:
    6.20%, 7/1/2015.........................................................                         200,000         203,470
    6.875%, 7/1/2028........................................................                         200,000         210,018
Portland International Airport, Revenue 5.875%, 7/1/2015....................                         200,000         203,704
Portland Sewer System, Revenue 6.25%, 6/1/2015..............................                         300,000         315,729
Salem, GO 5.70%, 8/1/2009 (Insured; MBIA)...................................                         200,000         206,302
Salem-Keitzer School District 6%, 6/1/2014 (Insured; FGIC)..................                         200,000         206,274
Tualatin Valley Water District, Water Revenue 6%, 6/1/2013..................                         200,000         208,338
Umatilla County School District 6%, 7/1/2014 (Insured; AMBAC)...............                         200,000         208,052
Washington County School District - Beaverton 6%, 6/1/2012..................                         200,000         207,936
U.S. RELATED-11.2%
Puerto Rico Electric Power Authority, Power Revenue
    6%, 7/1/2014 (Insured; FSA).............................................                         500,000         514,840
TOTAL LONG-TERM MUNICIPAL INVESTMENTS (cost $4,376,697).....................                                      $4,561,601
                                                                                                              ==============
SHORT-TERM MUNICIPAL INVESTMENT-1.1%
U.S. RELATED;
Puerto Rico Electric Power Authority, Power Revenue 3.89%, 7/1/2023 (a)
    (cost $50,000)..........................................................                      $   50,000      $   50,000
                                                                                                              ==============
TOTAL INVESTMENTS-100.0% (cost $4,426,697)..................................                                      $4,611,601
                                                                                                              ==============



PREMIER STATE MUNICIPAL BOND FUND, OREGON SERIES

SUMMARY OF ABBREVIATIONS
AMBAC         American Municipal Bond Assurance Corporation      MBIA        Municipal Bond Investors Assurance
FGIC          Financial Guaranty Insurance Company                                 Insurance Corporation
FSA           Financial Security Assurance                       SFMR        Single Family Mortgage Revenue
GO            General Obligation


SUMMARY OF COMBINED RATINGS (UNAUDITED)
FITCH (B)              OR          MOODY'S             OR         STANDARD & POOR'S           PERCENTAGE OF VALUE
-----------                        --------                       -----------------         ----------------------
AAA                                Aaa                            AAA                               48.4%
AA                                 Aa                             AA                                35.7
A                                  A                              A                                 15.9
                                                                                            ======================
                                                                                                   100.0%
                                                                                                ===========


NOTES TO STATEMENT OF INVESTMENTS:
    (a) Inverse floater security-the interest rate is subject to change periodically.
    (b) Fitch currently provides creditworthiness information for a limited number of investments.

















See independent accountants' review report and notes to financial statements.

PREMIER STATE MUNICIPAL BOND FUND, OREGON SERIES
STATEMENT OF ASSETS AND LIABILITIES                                                           OCTOBER 31, 1995 (UNAUDITED)
ASSETS:
    Investments in securities, at value
      (cost $4,426,697)-see statement.......................................                                     $4,611,601
    Interest receivable.....................................................                                         87,526
    Prepaid expenses........................................................                                         22,286
                                                                                                               -------------
                                                                                                                  4,721,413
LIABILITIES:
    Due to The Dreyfus Corporation..........................................                       $    706
    Due to Distributor......................................................                          1,808
    Due to Custodian........................................................                        167,028
    Payable for shares of Beneficial Interest redeemed......................                        367,204
    Accrued expenses and other liabilities..................................                         35,203         571,949
                                                                                              --------------  --------------
NET ASSETS..................................................................                                     $4,149,464
                                                                                                              ==============
REPRESENTED BY:
    Paid-in capital.........................................................                                     $3,958,560
    Accumulated undistributed net realized gain on investments..............                                          6,000
    Accumulated gross unrealized appreciation on investments................                                        184,904
                                                                                                              --------------
NET ASSETS at value.........................................................                                     $4,149,464
                                                                                                              ==============
Shares of Beneficial Interest outstanding:
    Class A Shares
      (unlimited number of $.001 par value shares authorized)...............                                        205,466
                                                                                                              ==============
    Class B Shares
      (unlimited number of $.001 par value shares authorized)...............                                         105,711
                                                                                                              ==============
NET ASSET VALUE per share:
    Class A Shares
      ($2,739,286 / 205,466 shares).........................................                                         $13.33
                                                                                                              ==============
    Class B Shares
      ($1,410,178 / 105,711 shares).........................................                                         $13.34
                                                                                                              ==============






See independent accountants' review report and notes to financial statements.

PREMIER STATE MUNICIPAL BOND FUND, OREGON SERIES
STATEMENT OF OPERATIONS                                                       SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                       $138,017
    EXPENSES:
      Management fee-Note 2(a)..............................................                      $  13,427
      Shareholder servicing costs-Note 2(c).................................                         12,146
      Distribution fees (Class B shares)-Note 2(b)..........................                          4,800
      Organization expenses.................................................                          2,755
      Prospectus and shareholders' reports..................................                          1,896
      Legal fees............................................................                          1,679
      Registration fees.....................................................                          1,579
      Audit fees............................................................                          1,122
      Custodian fees........................................................                            548
      Trustees' fees and expenses-Note 2(d).................................                              7
      Miscellaneous.........................................................                          1,963
                                                                                              --------------
                                                                                                     41,922
      Less-expense reimbursement from Manager due to
          undertakings-Note 2(a)............................................                         22,677
                                                                                              --------------
          TOTAL EXPENSES....................................................                                         19,245
                                                                                                               -------------
          INVESTMENT INCOME-NET.............................................                                        118,772
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments-Note 3.................................                     $    6,000
    Net unrealized appreciation on investments..............................                        124,081
                                                                                              --------------
          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................                                        130,081
                                                                                                               -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                       $248,853
                                                                                                               =============








See independent accountants' review report and notes to financial statements.

PREMIER STATE MUNICIPAL BOND FUND, OREGON SERIES
STATEMENT OF CHANGES IN NET ASSETS
                                                                                             YEAR ENDED          SIX MONTHS ENDED
                                                                                             APRIL 30,           OCTOBER 31, 1995
                                                                                              1995*                (UNAUDITED)
                                                                                           -------------       ------------------
OPERATIONS:
    Investment income-net...................................................                 $  159,107                $  118,772
    Net realized gain on investments........................................                     ---                        6,000
    Net unrealized appreciation on investments for the period...............                     60,823                   124,081
                                                                                           -------------       -------------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............                    219,930                   248,853
                                                                                           -------------       -------------------
DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income-net:
      Class A shares........................................................                   (100,688)                  (75,272)
      Class B shares........................................................                    (58,419)                  (43,500)
                                                                                           -------------        ------------------
          TOTAL DIVIDENDS...................................................                   (159,107)                 (118,772)
                                                                                           -------------        ------------------
BENEFICIAL INTEREST TRANSACTIONS:
    Net proceeds from shares sold:
      Class A shares........................................................                   4,457,134                  264,473
      Class B shares........................................................                   2,868,459                  541,785
    Dividends reinvested:
      Class A shares........................................................                      86,034                   54,313
      Class B shares........................................................                      53,564                   34,650
    Cost of shares redeemed:
      Class A shares........................................................                  (1,725,732)                (511,317)
      Class B shares........................................................                  (1,465,679)                (699,124)
                                                                                           -------------        ------------------
          INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST
            TRANSACTIONS....................................................                   4,273,780                 (315,220)
                                                                                           -------------        ------------------
            TOTAL INCREASE (DECREASE) IN NET ASSETS.........................                   4,334,603                 (185,139)
NET ASSETS:
    Beginning of period.....................................................                      ---                   4,334,603
                                                                                           -------------        ------------------
    End of period...........................................................                 $ 4,334,603              $ 4,149,464
                                                                                           =============        ==================




                                                                                           SHARES
                                                     -----------------------------------------------------------------------------
                                                                     CLASS A                                  CLASS B
                                                     -----------------------------------        ----------------------------------
                                                      YEAR ENDED      SIX MONTHS ENDED             YEAR ENDED    SIX MONTHS ENDED
                                                       APRIL 30,      OCTOBER 31, 1995              APRIL 30,    OCTOBER 31, 1995
                                                         1995*          (UNAUDITED)                   1995*        (UNAUDITED)
                                                     ------------    --------------------       -------------  ------------------
CAPITAL SHARE TRANSACTIONS:
    Shares sold...........................              352,683              20,001                 227,550             41,194
    Shares issued for dividends reinvested                6,837               4,127                   4,254              2,633
    Shares redeemed.......................             (139,296)            (38,886)               (117,314)           (52,606)
                                                     ------------    --------------------       -------------  -------------------
      NET INCREASE (DECREASE) IN
          SHARES OUTSTANDING..............              220,224             (14,758)                114,490             (8,779)
                                                     =============    ===================       =============  ===================
*  From May 6, 1994 (commencement of operations) to April 30, 1995.


See independent accountants' review report and notes to financial statements.

PREMIER STATE MUNICIPAL BOND FUND, OREGON SERIES
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Series' financial statements.


                                                          CLASS A SHARES                                CLASS B SHARES
                                             ---------------------------------------       ---------------------------------------
                                                                    SIX MONTHS ENDED                             SIX MONTHS ENDED
                                             YEAR ENDED APRIL 30,   OCTOBER 31, 1995       YEAR ENDED APRIL 30,  OCTOBER 31, 1995
                                             --------------------                          --------------------
PER SHARE DATA:                                  1995(1)             (UNAUDITED)                1995(1)               (UNAUDITED)
                                                ----------          -----------------           -------         -----------------
    Net asset value, beginning of period          $12.50                 $12.95                 $12.50                $12.95
                                                ----------             -----------              -------              ----------
    INVESTMENT OPERATIONS:
    Investment income-net.........                   .76                    .33                    .69                   .30
    Net realized and unrealized gain
      on investments..............                   .45                    .38                    .45                   .39
                                                ----------             -----------              -------              ----------
      TOTAL FROM
          INVESTMENT OPERATIONS...                   1.21                   .71                   1.14                   .69
                                                ----------             -----------              -------              ----------
    DISTRIBUTIONS;
    Dividends from investment
      income-net..................                   (.76)                 (.33)                  (.69)                 (.30)
                                                ----------             -----------              -------              ----------
    Net asset value, end of period                 $12.95                $13.33                 $12.95                $13.34
                                                ==========             ===========              =======              ==========
TOTAL INVESTMENT RETURN (2)(3)....                  10.12%                11.07%                  9.57%                10.55%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to
      average net assets (3)......                    .01%                  .58%                   .51%                 1.10%
    Ratio of net investment income to
      average net assets (3)......                   5.95%                 5.07%                  5.47%                 4.52%
    Decrease reflected in above expense
      ratios due to undertakings by the
      Manager (3).................                   1.59%                  .93%                  1.62%                  .91%
    Portfolio Turnover Rate (4)...                       .-                7.07%                   ---                  7.07%
    Net Assets, end of period
      (000's Omitted).............                       $2,852             $2,739              $1,483                $1,410
_______________________________
(1)    From May 6, 1994 (commencement of operations) to April 30, 1995.
(2)    Exclusive of sales load.
(3)    Annualized.
(4)    Not annualized.

See independent accountants' review report and notes to financial statements.

PREMIER STATE MUNICIPAL BOND FUND, OREGON SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Premier State Municipal Bond Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company and operates as a series company currently offering fifteen series including the Oregon Series (the "Series"). Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    As of October 31, 1995, Major Trading Corporation, a subsidiary of Mellon Bank Investments Corporation, held 105,685 shares of Class A and 79,526 shares of Class B. Mellon Bank Investments Corporation is a subsidiary of Mellon Bank.
    On July 19, 1995, the Board of Trustees approved, subject to approval by the shareholders of the Oregon Series, an Agreement and Plan of Reorganization providing for the transfer of all or substantially all of the assets and liabilities of the Series in a tax free exchange for shares of beneficial interest of the Premier Municipal Bond Fund at net asset value and the assumption of stated liabilities (the "Exchange"). The Exchange was approved by the shareholders of the Series on November 15, 1995, and became effective after the close of business on December 1, 1995 at which time the Premier Municipal Bond Fund issued 175,732.468 Class A shares valued at $14.57 per share and 90,536.994 Class B shares valued at $14.57 per share to the respective Class A and Class B shareholders of the Series.
    With respect to the Series 190,507.592 Class A shares valued at $13.44 per share and 98,076.137 Class B shares valued at $13.45 per share representing combined net assets of $3,879,458, were exchanged for the respective Class A and Class B shares of the Premier Municipal Bond Fund.
    The Fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
    The Series offers both Class A and Class B shares. Class A shares are subject to a sales charge imposed at the time of purchase and Class B shares are subject to a contingent deferred sales charge imposed at the time of redemption on redemptions made within five years of purchase. Other differences between the two Classes include the services offered to and the expenses borne by each Class and certain voting rights.
    (A) PORTFOLIO VALUATION: The Series' investments (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities

PREMIER STATE MUNICIPAL BOND FUND, OREGON SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
    The Series follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Series.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Series to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Series not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Series to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal
Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .55 of 1% of the average daily value of the Series' net assets and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the Series' aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed the expense limitation of any state having jurisdiction over the Series for any full fiscal year. However, the Manager had undertaken from April 3, 1995 through September 28, 1995, to reduce the management fee, shareholder services plan fees and reimburse such excess expenses paid by the Series, to the extent that the Series' aggregate expenses (excluding 12b-1 distribution plan fees and certain expenses as described above) exceeded specified annual percentages of the Series' average daily net assets. The Manager has currently undertaken from September 29, 1995 through April 30, 1996 to reduce the management fee and reimburse such excess expenses paid by the Series, to the extent that the Series' aggregate annual expenses (excluding 12b-1 distribution plan fees and certain expenses as described above) exceed an annual rate of 1.25 of 1% of the average daily value of the Series' net assets. The expense reimbursement, pursuant to the undertakings, amounted to $22,677 for the six months ended October 31, 1995.

PREMIER STATE MUNICIPAL BOND FUND, OREGON SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

    The undertaking may be modified by the Manager from time to time, provided that the resulting expense reimbursement would not be less than the amount required pursuant to the Agreement.
    (B) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Series pays the Distributor for distributing the Series' Class B shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares. During the six months ended October 31, 1995, $4,800 was charged to the Series for the Class B shares.
    (C) Under the Shareholder Services Plan, the Series pays the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class A and Class B shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Series and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents. For the six months ended October 31, 1995, $3,703 and $2,400 were charged to the Class A and Class B shares, respectively, by the Distributor pursuant to the Shareholder Services Plan.
    (D) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.
NOTE 3-SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities amounted to $1,998,256 and $1,956,000, respectively, for the six months ended October 31, 1995, and consisted entirely of long-term and short-term municipal investments.
    At October 31, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).




PREMIER STATE MUNICIPAL BOND FUND, OREGON SERIES
REVIEW REPORT OF ERNST & YOUNG LLP, INDEPENDENT ACCOUNTANTS
SHAREHOLDERS AND BOARD OF TRUSTEES
PREMIER STATE MUNICIPAL BOND FUND, OREGON SERIES
    We have reviewed the accompanying statement of assets and liabilities, including the statement of investments, of Premier State Municipal Bond Fund, Oregon Series (one of the Series constituting the Premier State Municipal Bond Fund) as of October 31, 1995, and the related statements of operations and changes in net assets and financial highlights for the six month period ended October 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management.
    We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
    Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.
    We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets and financial highlights from May 6, 1994 (commencement of operations) to April 30, 1995 and in our report dated June 6, 1995, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                              (Ernst & Young LLP signature)
New York, New York
December 7, 1995


                           (Dreyfus Lion "d" logo)
PREMIER STATE MUNICIPAL
BOND FUND, OREGON SERIES
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
First Data Investor Services Group, Inc.
P.O. Box 9671
Providence, RI 02940



Further information is contained
in the Prospectus, which must
precede or accompany this report.






Printed in U.S.A.                       019/373SA9510
[Dreyfus Logo]
Semi-Annual Report
Premier State
Municipal Bond Fund
Oregon Series
October 31, 1995